Submission	Feb. 09, 2026
Submission [Line Items]
Central Index Key	0002028707
Registrant Name	INFLECTION POINT ACQUISITION CORP. IV
Registration File Number	333-292719
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A